Provisions and contingencies - Disclosure of contingent liabilities (Details) - GBP (£) £ in Thousands	6 Months Ended	12 Months Ended
	Jul. 31, 2018	Jan. 31, 2018
Disclosure of contingent liabilities [line items]
February 1, 2018	£ 1,641 [1]	£ 85
Additions		1,641
Unwinding of the discount factor	95	(85)
At July 31, 2018	1,736	1,641 [1]
Assumed contingent liabilities
Disclosure of contingent liabilities [line items]
February 1, 2018	1,466	0
Additions		1,466
Unwinding of the discount factor	93	0
At July 31, 2018	1,559	1,466
Dilapidations
Disclosure of contingent liabilities [line items]
February 1, 2018	150	85
Additions		150
Unwinding of the discount factor	0	(85)
At July 31, 2018	150	150
Royalties
Disclosure of contingent liabilities [line items]
February 1, 2018	25	0
Additions		25
Unwinding of the discount factor	2	0
At July 31, 2018	£ 27	£ 25

[1]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 15 Revenue from contracts with customers’